Label	Element	Value
Direxion Daily AI and Big Data Bull 2X Shares
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%
Direxion Daily AI and Big Data Bull 2X Shares | Broadcom, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.10%
Direxion Daily AI and Big Data Bull 2X Shares | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.00%
Direxion Daily AI and Big Data Bull 2X Shares | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.30%
Direxion Daily AI and Big Data Bull 2X Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.80%
Direxion Daily AI and Big Data Bull 2X Shares | Intel Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Direxion Daily AI and Big Data Bull 2X Shares | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.30%
Direxion Daily AI and Big Data Bull 2X Shares | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.00%
Direxion Daily AI and Big Data Bull 2X Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Direxion Daily AI and Big Data Bull 2X Shares | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.70%
Direxion Daily AI and Big Data Bull 2X Shares | Arista Networks, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Direxion Daily AI and Big Data Bull 2X Shares | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	28.30%
Direxion Daily AI and Big Data Bull 2X Shares | Software [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	26.80%
Direxion Daily AI and Big Data Bull 2X Shares | Interactive Media & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.50%
Direxion Daily AI and Big Data Bull 2X Shares | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.70%
Direxion Daily AI and Big Data Bull 2X Shares | IT Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.10%
Direxion Daily AI and Big Data Bull 2X Shares | Broadline Retail [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.80%
Direxion Daily AI and Big Data Bull 2X Shares | Communications Equipment [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.30%
Direxion Daily AI and Big Data Bull 2X Shares | Life Sciences Tools & Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Direxion Daily AI and Big Data Bull 2X Shares | Professional Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Direxion Daily AI and Big Data Bull 2X Shares | Total Return Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	119.60%
Direxion Daily AI and Big Data Bull 2X Shares | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	80.40%